Related-Party Transactions - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended
	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Blackstone Management Partners L.L.C. [Member]	Jun. 29, 2013 Blackstone Management Partners L.L.C. [Member]	Dec. 28, 2013 Blackstone Management Partners L.L.C. [Member]	Dec. 29, 2012 Blackstone Management Partners L.L.C. [Member]	Dec. 31, 2011 Blackstone Management Partners L.L.C. [Member]	Mar. 29, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 29, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Green America Recycling Llc [Member] Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Blackstone Advisory Partners L P [Member]
Related Party Transaction [Line Items]
Management fees incurred										$ 2,300,000	$ 1,200,000	$ 2,600,000	$ 2,100,000	$ 3,000,000
Agreement date												Jul. 30, 2009
Purchase of equipment														2,300,000											2,300,000
Purchase of equipment inclusive of interest														100,000
Revenue from unconsolidated affiliates	400,000	600,000	7,900,000	8,600,000	8,114,000	6,979,000	16,578,000	16,303,000	12,269,000												6,200,000	5,100,000	12,700,000	12,500,000	9,500,000	1,900,000	1,900,000	4,500,000	3,800,000	2,800,000	700,000
Costs incurred in connection with several transactions with unconsolidated affiliates		200,000	200,000	700,000
Accounts receivable from affiliates	0	400,000	1,900,000				2,990,000	10,303,000
Accounts payable to affiliates		0	200,000
Sales to related parties																6,200,000	5,100,000	12,700,000	12,500,000	9,500,000
Accounts receivables due from related parties					1,628,000		422,000	1,193,000								1,200,000		200,000	1,000,000		1,200,000		200,000	1,000,000		500,000		200,000	200,000
Accounts payable to noncontrolling member		700,000	2,100,000
Accrued interest on related party settlement year		2014
Consideration of Consolidated profit										$300,000 or 2.0% which ever is higher
Payment for services										300,000
Percentage transaction fee on value of entity acquired										1.00%
Consideration paid / received on assets acquired / disposed										1.00%
Payments to related parties										2,300,000
Related party transactions																																13,000,000
Non controlling interest owned															700,000			700,000
Assets sold to related party	2,300,000
Accrued interest due to non-controlling interest							$ 723,000	$ 2,149,000															$ 700,000	$ 2,100,000